Condensed Consolidated Statements of Operations And Comprehensive Income (Quarterly Periods Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
REVENUES
Interest revenue	$ 400,986	$ 526,380	$ 851,715	$ 1,039,172	$ 2,086,976	$ 1,789,701
Other revenue	12,955	18,976	29,609	31,156	48,070	45,464
TOTAL REVENUES	413,941	545,356	881,324	1,070,328	2,135,046	1,835,165
OPERATING EXPENSES
Salaries and compensation	118,925	406,323	239,203	809,329	1,592,990	2,126,243
Other operating expenses	79,362	206,610	194,566	388,137	1,561,045	1,399,157
Consulting					1,154,465	1,013,690
Provision for credit losses	394,836	354,918	619,324	742,437	1,865,362	1,134,518
Advertising	2,580	173,485	3,460	221,309	373,350	950,905
Rent	18,032	52,778	28,889	107,465	178,678	244,621
Public company and corporate finance expenses	697,344	600,530	1,195,535	1,010,779
Travel, meals and entertainment					141,686	129,351
Depreciation and amortization	1,471	1,917	3,044	3,833	8,618	14,124
TOTAL OPERATING EXPENSES	1,312,550	1,796,561	2,284,021	3,283,289	6,876,194	7,012,609
LOSS FROM OPERATIONS	(898,609)	(1,251,205)	(1,402,697)	(2,212,961)	(4,741,147)	(5,177,444)
OTHER INCOME (EXPENSE)
Interest expense						(527,921)
Loss on sale of marketable securities	(153,514)		(153,514)
Miscellaneous income (expense)	140	6,673	289	11,750	12,278	7,167
TOTAL OTHER INCOME (EXPENSE)	(153,374)	6,673	(153,225)	11,750	12,278	(520,754)
NET LOSS	(1,051,983)	(1,244,532)	(1,555,922)	(2,201,211)	(4,728,869)	(5,698,198)
Dividends on preferred shares		(1,421)		(31,360)	(35,517)	(311,056)
Net loss attributable to common stockholders	(1,051,983)	(1,245,953)	(1,555,922)	(2,232,571)	(4,764,386)	(6,009,254)
CONDENSED STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Unrealized loss on marketable securities	(153,514)		(153,514)
Less: Reclassified adjustment for losses included in net loss	153,514		153,514
Comprehensive loss attributable to common stockholders	$ (1,051,983)	$ (1,245,953)	$ (1,555,922)	$ (2,232,571)
Net loss attributable to common stock per share, basic and diluted	$ (0.10)	$ (0.13)	$ (0.16)	$ (0.36)	$ (0.60)	$ (2.52)
Weighted average number of common shares outstanding, basic and diluted	10,248,670	9,443,236	9,982,905	6,201,981	7,918,922	2,381,257